LOSS PER SHARE - Summary of Basic Earnings Per Share (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
(Loss) for the period, attributable to the owners of the Company (basic)	$ (99,950)	$ (1,207,256)
Earnings per Share Basic
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Ordinary shares, beginning balance (in shares)	633,289	466,762
Ordinary shares, closing balance (in shares)	633,975	548,551
Earnings per Share Basic | Conversion of preferred A shares into ordinary shares
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued (in shares)	0	41,944
Earnings per Share Basic | Issue of shares to CIIG shareholders
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued (in shares)	0	39,557
Earnings per Share Basic | Issue of shares for exercise of warrants
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued (in shares)	0	292
Earnings per Share Basic | Exercise of options by SOP participants
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued (in shares)	2	0
Earnings per Share Basic | Shares repurchased from RSP participants
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued (in shares)	(98)	(4)
Earnings per Share Basic | Shares granted to RSU scheme’s participants
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued (in shares)	782	0